Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Condensed Summary of Company's Investments in and Advances to Joint Ventures

A condensed summary of the Company’s investments in equity-accounted investees by segment are as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Investments in Equity-accounted Investees (1)	Ownership Percentage	2015 $	2014 $
Teekay Offshore - Offshore Production
Libra Joint Venture	50%	17,952	413
Itajai	50%	59,692	59,764
Teekay LNG - Liquefied Gas
Angola LNG Carriers	33%	56,203	47,863
BG (note 3f)	20% - 30%	25,574	20,704
Exmar LNG Joint Venture	50%	77,844	99,541
Exmar LPG Joint Venture	50%	163,730	209,367
RasGas3 Joint Venture	40%	160,684	145,764
Teekay LNG - Marubeni Joint Venture	52%	283,589	274,431
Yamal LNG Joint Venture (note 3e)	50%	100,084	96,791
Teekay Tanker - Conventional Tankers
TIL (note 3h)	10%	44,195	36,907
High-Q Joint Venture	50%	21,166	18,948
Teekay Parent - Offshore Production
Sevan	43%	22,581	34,985
Itajai		—	12,781
Teekay Parent - Conventional Tankers
TIL (note 3h)	7%	34,224	29,043
Other	50%	16,072	32,791

		1,083,590	1,120,093

(1)

Investments in equity-accounted investees is presented under current portion of loans to equity-accounted investees, loans to equity-accounted investees, equity-accounted investments and accrued liabilities in the Company’s consolidated balance sheets.

Condensed Summary of Company's Financial Information for Joint Venture

A condensed summary of the Company’s financial information for equity-accounted investments (16% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2015	2014(1)
Cash and restricted cash	386,727	434,833
Other assets- current	162,414	249,882
Vessels and equipment	3,936,718	3,329,796
Net investment in direct financing leases	1,813,991	1,850,279
Other assets - non-current	80,987	132,849

Current portion of long-term debt and obligations under capital lease	345,336	521,148
Other liabilities - current and obligations under capital lease	162,076	217,180
Long-term debt and obligations under capital lease	3,459,187	2,906,560
Other liabilities - non-current	447,947	459,907

	Year ended December 31,
	2015	2014(1)	2013(2)
Revenues	985,318	998,655	940,156
Income from vessel operations	433,023	454,135	328,430
Realized and unrealized (loss) gain on derivative instruments	(38,955)	(58,884)	16,334
Net income	275,259	300,837	288,550

Certain of the comparative figures have been adjusted to conform to the presentation adopted in the current year.

(1)	The results included for TIL are from the date of incorporation in January 2014.
(2)	The results included for the Exmar LPG BVBA are from the date of acquisition in February 2013.